Cover	Jul. 09, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 09, 2021
Entity File Number	001-14881
Entity Registrant Name	BERKSHIRE HATHAWAY ENERGY COMPANY
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	666 Grand Avenue, Suite 500
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300
Entity Tax Identification Number	94-2213782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001081316
Amendment Flag	false